Multi-Asset Absolute Return Fund Expense Example, No Redemption - Class A C I R2 R6 [Member] - Multi-Asset Absolute Return Fund - Class C	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 234
Expense Example, No Redemption, 3 Years	723
Expense Example, No Redemption, 5 Years	1,239
Expense Example, No Redemption, 10 Years	$ 2,480